Long-Term Debt	12 Months Ended
Dec. 31, 2011
Borrowing Arrangements/Long-Term Debt [Abstract]
Long-Term Debt

Note 12 — Long-Term Debt

Long-term debt, net of discounts and including adjustments associated with interest rate swaps, as of December 31 consisted of the following:

	2011	2010
RJR debt:
9.25%, notes due 2013	$60	$60
7.25% guaranteed, notes due 2012	—	61

Total RJR debt	60	121

RAI debt:
6.75% guaranteed, notes due 2017	797	811
7.25% guaranteed, notes due 2012	—	412
7.25% guaranteed, notes due 2013	624	623
7.25% guaranteed, notes due 2037	448	448
7.3% guaranteed, notes due 2015	199	199
7.625% guaranteed, notes due 2016	829	838
7.75% guaranteed, notes due 2018	249	249

Total RAI debt	3,146	3,580

Total long-term debt (less current maturities)	3,206	3,701
Current maturities of long-term debt	457	400

	$3,663	$4,101

As of December 31, 2011, the maturities of RAI’s and RJR’s notes, net of discounts, were as follows:

Year	RAI	RJR	Total
2012	$393	$58	$451
2013	624	60	684
2015	199	—	199
2016	773	—	773
2017 and thereafter	1,397	—	1,397

	$3,386	$118	$3,504

In conjunction with their obligations under the Credit Agreement, RAI’s Material Subsidiaries, including RJR, RJR Tobacco, American Snuff Co. and SFNTC, among others, guarantee the RAI Notes.

At their option, RAI and RJR, as applicable, may redeem any or all of their outstanding fixed-rate notes, except RJR’s 9.25% notes due in 2013, $60 million in principal amount of which was outstanding as of December 31, 2011, in whole or in part at any time, subject to the payment of a make-whole premium. On June 15, 2011, RAI repaid $400 million of matured floating rate notes from existing cash.